IFRS 7 - Disclosure - Credit Risk - Summary of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Credit Risk [line items]
Past due loans	$ 1,214	$ 1,976
Residential mortgages [member]
Credit Risk [line items]
Past due loans	703	1,152
Personal [member]
Credit Risk [line items]
Past due loans	146	222
Credit card [member]
Credit Risk [line items]
Past due loans	203	321
Business and government [member]
Credit Risk [line items]
Past due loans	162	$ 281
Later than one months and not later than three months [member]
Credit Risk [line items]
Past due loans	1,148
Later than one months and not later than three months [member] | Residential mortgages [member]
Credit Risk [line items]
Past due loans	703
Later than one months and not later than three months [member] | Personal [member]
Credit Risk [line items]
Past due loans	146
Later than one months and not later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	137
Later than one months and not later than three months [member] | Business and government [member]
Credit Risk [line items]
Past due loans	162
Later than three months [member]
Credit Risk [line items]
Past due loans	66
Later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	$ 66